Share-based Compensation - Summary of Ordinary Share Activity (Details)	3 Months Ended
Mar. 31, 2022 $ / shares
Share Based Compensation Arrangement By Share Based Payment Award [Line Items]
Weighted Average Grant Date Fair Value, Vested	$ 12,320